Federated Hermes Fund for U.S. Government Securities II
(formerly, Federated Fund for U.S. Government Securities II)
Portfolio of Investments
September 30, 2020 (unaudited)
Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—49.1%
	Federal Home Loan Mortgage Corporation—14.0%
$ 524,744	3.000%, 11/1/2045	$563,691
1,393,559	3.000%, 10/1/2046	1,463,895
628,480	3.000%, 10/1/2046	680,823
114,335	3.000%, 11/1/2046	120,106
1,200,306	3.500%, 7/1/2042	1,312,355
1,075,273	3.500%, 9/1/2043	1,169,602
295,677	3.500%, 5/1/2046	321,616
2,063,699	3.500%, 11/1/2047	2,186,052
1,692,539	4.000%, 12/1/2041	1,870,332
199,652	4.000%, 1/1/2042	220,624
1,082,548	4.000%, 3/1/2046	1,174,952
418,501	4.000%, 11/1/2047	448,469
195,387	4.000%, 12/1/2047	209,378
268,559	4.000%, 4/1/2048	287,539
1,494,801	4.000%, 7/1/2048	1,595,768
360	4.500%, 10/1/2020	361
281,697	4.500%, 8/1/2040	316,854
627,515	4.500%, 12/1/2040	704,065
877,694	4.500%, 4/1/2041	982,569
1,989	5.000%, 2/1/2021	1,993
328,234	5.000%, 1/1/2034	373,231
90,668	5.000%, 5/1/2034	103,204
81,428	5.000%, 4/1/2036	93,505
23,035	5.000%, 5/1/2036	26,428
17,179	5.000%, 6/1/2036	19,717
105,555	5.000%, 6/1/2040	120,993
563	5.500%, 12/1/2020	564
555,275	5.500%, 5/1/2034	642,219
13,427	5.500%, 12/1/2035	15,715
127,569	5.500%, 2/1/2036	148,817
53,963	5.500%, 5/1/2036	62,788
9,423	5.500%, 5/1/2036	11,028
11,907	5.500%, 5/1/2036	13,887
4,398	5.500%, 6/1/2036	5,151
2,298	5.500%, 6/1/2036	2,691
89,705	5.500%, 11/1/2037	105,051
175,005	5.500%, 1/1/2038	205,017
4,946	6.000%, 1/1/2032	5,694
24,176	6.000%, 2/1/2032	28,030
97,527	6.000%, 4/1/2036	115,702
13,968	6.000%, 5/1/2036	16,692
167,229	6.000%, 6/1/2037	200,666
21,748	6.000%, 7/1/2037	26,114
7,670	6.500%, 6/1/2022	7,931
943	6.500%, 5/1/2024	1,011

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 6,759	6.500%, 3/1/2029	$7,667
2,627	6.500%, 6/1/2029	2,977
2,554	6.500%, 7/1/2029	2,903
526	6.500%, 9/1/2029	592
1,959	7.000%, 12/1/2029	2,279
912	7.000%, 6/1/2030	1,045
187	7.000%, 11/1/2030	219
173,697	7.000%, 4/1/2032	207,716
17,236	7.500%, 12/1/2030	20,342
10,335	7.500%, 1/1/2031	12,160
3,134	8.500%, 5/1/2030	3,656
731	9.000%, 2/1/2025	794
757	9.000%, 5/1/2025	828
	TOTAL	18,246,068
	Federal National Mortgage Association—18.2%
1,963,769	2.000%, 6/1/2050	2,031,547
1,853,206	2.500%, 3/1/2050	1,949,793
1,007,173	3.000%, 10/1/2046	1,058,007
1,550,837	3.000%, 11/1/2046	1,629,111
230,471	3.000%, 11/1/2046	245,921
144,893	3.000%, 1/1/2047	151,980
1,040,672	3.000%, 1/1/2047	1,091,571
62,967	3.000%, 2/1/2047	68,329
864,792	3.000%, 2/1/2048	927,628
359,731	3.000%, 2/1/2048	385,869
289,841	3.000%, 7/1/2049	303,383
2,384,008	3.500%, 9/1/2042	2,634,122
1,273,698	3.500%, 8/1/2046	1,365,074
1,056,853	3.500%, 9/1/2046	1,137,396
1,664,923	3.500%, 12/1/2046	1,772,998
1,034,111	3.500%, 12/1/2047	1,100,657
559,769	3.500%, 1/1/2048	610,624
340,290	4.000%, 2/1/2041	376,461
854,532	4.000%, 12/1/2041	945,364
658,050	4.000%, 4/1/2042	727,175
466,316	4.000%, 2/1/2048	499,416
309,975	4.000%, 2/1/2048	332,656
714,843	4.000%, 2/1/2048	766,254
302,660	4.500%, 10/1/2041	338,068
233,730	5.000%, 7/1/2034	266,476
30,135	5.000%, 11/1/2035	34,666
10,640	5.500%, 11/1/2021	10,831
110,947	5.500%, 9/1/2034	129,134
60,731	5.500%, 1/1/2036	70,811
73,120	5.500%, 4/1/2036	85,174
5,822	6.000%, 8/1/2021	5,918
3,130	6.000%, 7/1/2029	3,530
1,644	6.000%, 5/1/2031	1,895
9,941	6.000%, 5/1/2036	11,849
182,618	6.000%, 7/1/2036	219,230
4,826	6.000%, 7/1/2036	5,785

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 39,250	6.000%, 9/1/2037	$47,220
84,001	6.000%, 11/1/2037	100,440
34,994	6.000%, 12/1/2037	40,782
1,723	6.500%, 6/1/2029	1,978
2,168	6.500%, 6/1/2029	2,481
618	6.500%, 6/1/2029	707
220	6.500%, 7/1/2029	251
169	6.500%, 7/1/2029	172
218	6.500%, 7/1/2029	249
3,253	6.500%, 7/1/2029	3,724
25	6.500%, 7/1/2029	29
295	6.500%, 7/1/2029	335
204	6.500%, 8/1/2029	226
4,013	6.500%, 9/1/2030	4,633
26,556	6.500%, 6/1/2031	30,767
12,312	6.500%, 4/1/2032	14,453
1,227	7.000%, 2/1/2024	1,313
2,459	7.000%, 10/1/2029	2,832
12,303	7.000%, 10/1/2029	14,394
4,118	7.000%, 11/1/2030	4,871
48,847	7.000%, 4/1/2031	57,950
84,694	7.000%, 4/1/2032	101,226
1,863	7.500%, 8/1/2028	2,120
200	7.500%, 9/1/2028	230
3,533	7.500%, 2/1/2030	4,148
1,693	8.000%, 7/1/2030	1,996
	TOTAL	23,734,230
	Government Agency—0.1%
86,550	FDIC Trust 2013-R2, Class A, 1.250%, 3/25/2033	85,993
	Government National Mortgage Association—7.1%
1,849,802	3.000%, 11/20/2047	1,939,891
3,059,757	3.500%, 1/20/2048	3,370,069
1,009,239	3.500%, 2/20/2048	1,102,762
434,071	4.500%, 6/20/2039	484,571
364,368	4.500%, 10/15/2039	413,881
486,597	4.500%, 8/20/2040	543,208
250,344	5.000%, 7/15/2034	282,801
22,686	6.000%, 4/15/2032	26,100
44,708	6.000%, 5/15/2032	51,983
76,241	6.000%, 4/15/2036	89,806
172,769	6.000%, 5/15/2036	203,287
148,596	6.000%, 5/15/2036	175,036
33,258	6.000%, 7/20/2036	38,759
33,170	6.000%, 5/20/2037	38,737
184,451	6.000%, 7/20/2038	216,349
3,129	6.500%, 12/15/2023	3,301
6,028	6.500%, 5/15/2024	6,394
1,964	6.500%, 6/15/2029	2,219
4,479	6.500%, 6/15/2031	5,084
4,237	6.500%, 7/20/2031	4,886
3,947	6.500%, 8/20/2031	4,550

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 23,884		6.500%, 10/15/2031	$27,567
39,887		6.500%, 12/15/2031	45,762
4,466		6.500%, 4/15/2032	5,124
166,117		6.500%, 5/15/2032	192,482
23,237		6.500%, 5/15/2032	26,742
1,562		7.500%, 10/15/2029	1,812
364		7.500%, 10/15/2029	423
3,936		7.500%, 3/20/2030	4,559
960		8.000%, 4/15/2030	1,126
		TOTAL	9,309,271
	[1]	Uniform Mortgage-Backed Securities, TBA—9.7%
1,000,000		2.500%, 10/1/2050	1,049,297
5,000,000		2.500%, 10/20/2050	5,250,351
6,000,000		3.000%, 10/20/2050	6,282,563
		TOTAL	12,582,211
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $59,421,635)	63,957,773
		U.S. TREASURIES—16.7%
		U.S. Treasury Bonds—4.3%
500,000		2.250%, 8/15/2046	591,178
700,000		2.375%, 11/15/2049	855,783
250,000		2.750%, 8/15/2042	320,623
1,200,000		2.875%, 8/15/2045	1,578,397
1,025,000		2.875%, 5/15/2049	1,373,875
650,000		3.125%, 8/15/2044	885,465
		TOTAL	5,605,321
		U.S. Treasury Notes—12.4%
525,000		1.375%, 9/30/2023	544,009
1,500,000		1.750%, 5/15/2022	1,539,018
2,000,000		2.000%, 2/15/2023	2,087,595
250,000		2.250%, 11/15/2027	281,089
3,000,000		2.375%, 1/31/2023	3,155,618
3,000,000		2.500%, 1/15/2022	3,091,092
1,800,000		2.500%, 3/31/2023	1,905,585
250,000		2.500%, 2/28/2026	279,241
500,000		2.750%, 8/15/2021	511,401
2,500,000		2.750%, 7/31/2023	2,682,895
		TOTAL	16,077,543
		TOTAL U.S. TREASURIES (IDENTIFIED COST $19,605,504)	21,682,864
		GOVERNMENT AGENCIES—11.0%
		Federal Farm Credit System—2.2%
1,500,000		0.375%, 4/8/2022	1,504,519
1,000,000		5.750%, 12/7/2028	1,394,693
		TOTAL	2,899,212
		Federal Home Loan Bank System—3.4%
1,650,000		0.500%, 4/14/2025	1,658,442
1,500,000		2.375%, 3/13/2026	1,651,601
1,000,000		3.125%, 12/12/2025	1,141,361
		TOTAL	4,451,404

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
		Federal Home Loan Mortgage Corporation—0.1%
$ 72,000		6.750%, 9/15/2029	$108,922
		Tennessee Valley Authority Bonds—5.3%
1,750,000		0.750%, 5/15/2025	1,776,851
1,700,000		2.875%, 2/1/2027	1,929,825
2,000,000		4.650%, 6/15/2035	2,780,855
250,000		4.875%, 1/15/2048	386,057
		TOTAL	6,873,588
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $12,627,287)	14,333,126
		ASSET-BACKED SECURITIES—10.3%
		Auto Receivables—2.9%
311,000		AmeriCredit Automobile Receivables Trust 2020-2, Class C, 1.480%, 2/18/2026	312,079
1,228,000		Santander Drive Auto Receivables Trust 2020-1, Class A3, 2.030%, 2/15/2024	1,256,956
550,000		Santander Drive Auto Receivables Trust 2020-2, Class D, 2.220%, 9/15/2026	559,956
1,085,000		Santander Drive Auto Receivables Trust 2020-3, Class C, 1.120%, 1/15/2026	1,087,900
500,000		Santander Retail Auto Lease Trust 2019-A, Class D, 3.660%, 5/20/2024	516,912
		TOTAL	3,733,803
		Credit Card—5.0%
4,000,000	[2]	American Express Credit Account Master Trust 2018-9, Class A, 0.532% (1-month USLIBOR +0.380%), 4/15/2026	4,019,325
2,500,000	[2]	Discover Card Execution Note Trust 2017-A7, Class A7, 0.512% (1-month USLIBOR +0.360%), 4/15/2025	2,509,290
		TOTAL	6,528,615
		Other—0.1%
77,366		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	78,356
		Student Loans—2.3%
619,638		Navient Student Loan Trust 2020-FA, Class A, 1.220%, 7/15/2069	623,386
1,321,000		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	1,329,753
1,100,000	[2]	SMB Private Education Loan Trust 2020-BA, Class A1B, 0.000% (1-month USLIBOR +1.100%), 7/15/2053	1,106,586
		TOTAL	3,059,725
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $13,279,774)	13,400,499
		COMMERCIAL MORTGAGE-BACKED SECURITIES—10.2%
		Agency Commercial Mortgage-Backed Securities—7.3%
1,455,000		FHLMC REMIC, Series K064, Class A2, 3.224%, 3/25/2027	1,661,782
1,192,523		FHLMC REMIC, Series K104, Class A1, 1.938%, 10/25/2029	1,260,616
1,143,000		FHLMC REMIC, Series K727, Class A2, 2.946%, 7/25/2024	1,230,601
2,500,000		FHLMC REMIC, Series KC03, Class A2, 3.499%, 1/25/2026	2,733,373
2,482,000		FNMA REMIC, Series 2020-M14, Class A2, 1.784%, 5/25/2030	2,598,571
		TOTAL	9,484,943
		Non-Agency Commercial Mortgage-Backed Securities—2.9%
1,400,000		BANK 2017-BNK5 A3, Class A3, 3.020%, 6/15/2060	1,485,848
1,000,000		CD Commercial Mortgage Trust 2016-CD4, Class A4, 3.514%, 5/10/2050	1,129,795
1,100,000		Fontainebleau Miami Beach Trust, Class A, 3.144%, 12/10/2036	1,123,654
		TOTAL	3,739,297
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $12,593,405)	13,224,240
		COLLATERALIZED MORTGAGE OBLIGATIONS—3.5%
		Federal National Mortgage Association—2.5%
831,512	[2]	FNMA REMIC, Series 2016-83, Class FA, 0.648% (1-month USLIBOR +0.500%), 11/25/2046	837,708
1,378,528	[2]	FNMA REMIC, Series 2018-15, Class JF, 0.448% (1-month USLIBOR +0.300%), 3/25/2048	1,383,060
995,583	[2]	FNMA REMIC, Series 2019-56, Class AF, 0.548% (1-month USLIBOR +0.400%), 10/25/2049	1,004,154
		TOTAL	3,224,922

Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Government National Mortgage Association—0.7%
$ 892,332		GNMA REMIC, Series 2015-47, Class AE, 2.900%, 11/16/2055	$933,153
		Non-Agency Mortgage-Backed Securities—0.3%
120,096		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	72,099
347,463		Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	355,100
		TOTAL	427,199
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $4,573,501)	4,585,274
		REPURCHASE AGREEMENT—8.6%
11,193,000	[3]	Interest in $2,135,000,000 joint repurchase agreement 0.08%, dated 9/30/2020 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,135,004,744 on 10/1/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2049 and the market value of those underlying securities was $2,177,704,840. (IDENTIFIED COST $11,193,000)	11,193,000
		TOTAL INVESTMENT IN SECURITIES—109.4% (IDENTIFIED COST $133,294,106)	142,376,776
		OTHER ASSETS AND LIABILITIES - NET—(9.4)%[4]	(12,179,249)
		TOTAL NET ASSETS—100%	$130,197,527

1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	All or a portion of these securities are segregated pending settlement of when issued and delayed delivery transactions.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of September 30, 2020, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
FDIC	—Federal Deposit Insurance Corporation
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit